Financial Instruments (Pre-Tax Effect of Foreign Exchange Contracts Designated as Cash Flow Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	$ 206	$ 99	$ (5)
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	206	99	(5)
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	236	113	(4)
Foreign Exchange Contract [Member] | Net revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	319	66	(17)
Foreign Exchange Contract [Member] | Net revenues [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	319	66	(17)
Foreign Exchange Contract [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	6	19	34
Foreign Exchange Contract [Member] | Cost of sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	6	19	34
Foreign Exchange Contract [Member] | Interest expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	(53)	(46)	19
Foreign Exchange Contract [Member] | Interest expense, net [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	(56)	(60)	(37)
Foreign Exchange Contract [Member] | Earnings before income taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	273	39	36
Foreign Exchange Contract [Member] | Earnings before income taxes [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	$ 269	$ 25	$ (20)